GOODWILL AND OTHER INTANGIBLE ASSETS - Amortization of Debt Financing Costs and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor
Amortization [Line Items]
Amortization of other intangible assets	$ 6,720	$ 28,258	$ 4,572	$ 6,493
Amortization of debt financing costs	$ 1,165	$ 3,812	$ 985	$ 1,365